Consolidated Statements Of Shareholders' Equity ¥ in Millions, $ in Millions	CNY (¥)	USD ($)	Cumulative effect of accounting change CNY (¥)	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Ordinary Shares Cumulative effect of accounting change CNY (¥)	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Treasury Stock Cumulative effect of accounting change CNY (¥)	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Cumulative effect of accounting change CNY (¥)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Retained Earnings Cumulative effect of accounting change CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) Cumulative effect of accounting change CNY (¥)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests Cumulative effect of accounting change CNY (¥)
Balances (in shares) at Dec. 31, 2021 | shares				2,764,332,792	2,764,332,792		57,343,528	57,343,528
Balances at Dec. 31, 2021	¥ 216,804		¥ (636)	¥ 0		¥ 0	¥ (7,581)		¥ 0	¥ 73,888		¥ (738)	¥ 145,160		¥ 398	¥ (8)		¥ 13	¥ 5,345		¥ (309)
Net income	7,534			0			0			0			7,559			0			(25)
Other comprehensive income	110			0			0			0			0			541			(431)
Issuance of shares by the Company's subsidiaries to noncontrolling interests	1,248			0			0			224			0			0			1,024
Acquisition of redeemable noncontrolling interests and noncontrolling interests	(86)			¥ 0			¥ 0			(3)			0			0			(83)
Exercise of share-based awards (in shares) | shares				49,560,000	49,560,000		(25,242,088)	(25,242,088)
Exercise of share-based awards	175			¥ 0			¥ 4,242			132			(4,199)			0			0
Share-based compensation	6,766			0			0			6,354			0			0			412
Dividends paid and payable by the Company's subsidiaries	(20)			0			0			0			0			0			(20)
Accretion of redeemable noncontrolling interests	(593)			0			0			0			(591)			0			(2)
Repurchase of ordinary shares	(1,925)			¥ 0			¥ (1,925)			0			0			0			0
Repurchase of ordinary shares (in shares) | shares				(17,307,400)	(17,307,400)		17,307,400	17,307,400
Disposal of subsidiaries' shares	37			¥ 0			¥ 0			0			14			0			23
Others	(2)			¥ 0			¥ 0			(2)			0			0			0
Balances (in shares) at Dec. 31, 2022 | shares				2,796,585,392	2,796,585,392		49,408,840	49,408,840
Balances at Dec. 31, 2022	229,412			¥ 0			¥ (5,264)			79,855			148,341			546			5,934
Net income	21,549			0			0			0			20,315			0			1,234
Other comprehensive loss	(1,536)			0			0			0			0			(1,441)			(95)
Issuance of shares by the Company's subsidiaries to noncontrolling interests	3,449			¥ 0			¥ 0			1,274			0			0			2,175
Exercise of share-based awards (in shares) | shares				51,267,008	51,267,008		(50,887,168)	(50,887,168)
Exercise of share-based awards	108			¥ 0			¥ 6,210			0			(6,102)			0			0
Share-based compensation	6,316			0			0			5,965			0			0			351
Dividends paid and payable by the Company's subsidiaries	(78)			0			0			0			0			0			(78)
Accretion of redeemable noncontrolling interests	(721)			0			0			0			(717)			0			(4)
Repurchase of ordinary shares	(4,764)			¥ 0			¥ (4,764)			0			0			0			0
Repurchase of ordinary shares (in shares) | shares				(42,661,000)	(42,661,000)		42,661,000	42,661,000
Others	(592)			¥ 0			¥ 0			5			(597)			0			0
Balances (in shares) at Dec. 31, 2023 | shares				2,805,191,400	2,805,191,400		41,182,672	41,182,672
Balances at Dec. 31, 2023	253,143			¥ 0			¥ (3,818)			87,099			161,240			(895)			9,517
Net income	24,175			0			0			0			23,760			0			415
Other comprehensive income (loss)	(979)			0			0			0			0			(908)			(71)
Issuance of shares by the Company's subsidiaries to noncontrolling interests	39			0			0			27			0			0			12
Acquisition of redeemable noncontrolling interests and noncontrolling interests	(27)			¥ 0			¥ 0			4			0			0			(31)
Exercise of share-based awards (in shares) | shares				35,317,136	35,317,136		(34,659,840)	(34,659,840)
Exercise of share-based awards	43			¥ 0			¥ 3,974			0			(3,931)			0			0
Share-based compensation	4,761			0			0			4,458			0			0			303
Dividends paid and payable by the Company's subsidiaries	(23)			0			0			0			0			0			(23)
Accretion of redeemable noncontrolling interests	(588)			0			0			0			(588)			0
Repurchase of ordinary shares	(6,392)			¥ 0			¥ (6,392)			0			0			0			0
Repurchase of ordinary shares (in shares) | shares				(76,933,844)	(76,933,844)		76,933,844	76,933,844
Others	(410)			¥ 0			¥ 0			(2)			(408)			0			0
Others (in shares) | shares				0	0		0	0
Balances (in shares) at Dec. 31, 2024 | shares				2,763,574,692	2,763,574,692		83,456,676	83,456,676
Balances at Dec. 31, 2024	¥ 273,742	$ 37,503		¥ 0	$ 0		¥ (6,236)	$ (854)		¥ 91,586	$ 12,547		¥ 180,073	$ 24,670		¥ (1,803)	$ (247)		¥ 10,122	$ 1,387